WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 85.8%
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Senior Notes	4.250%	3/1/27	$30,000	$29,191
AT&T Inc., Senior Notes	1.650%	2/1/28	20,000	16,891
NTT Finance Corp., Senior Notes	1.162%	4/3/26	200,000	176,871	(a)
NTT Finance Corp., Senior Notes	4.372%	7/27/27	200,000	195,343	(a)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	60,000	49,342

Total Diversified Telecommunication Services				467,638

Entertainment - 0.5%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	120,000	108,063	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	7,651	(a)

Total Entertainment				115,714

Interactive Media & Services - 0.4%
Alphabet Inc., Senior Notes	1.100%	8/15/30	80,000	62,606
Meta Platforms Inc., Senior Notes	3.850%	8/15/32	30,000	26,398

Total Interactive Media & Services				89,004

Media - 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	30,000	29,403
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	190,000	178,759
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	30,000	25,670
Comcast Corp., Senior Notes	3.400%	4/1/30	100,000	91,184
Fox Corp., Senior Notes	4.030%	1/25/24	40,000	39,536
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	3/15/23	540,000	543,372

Total Media				907,924

Wireless Telecommunication Services - 0.7%
Sprint LLC, Senior Notes	7.125%	6/15/24	50,000	50,977
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	20,000	19,234
T-Mobile USA Inc., Senior Notes	2.050%	2/15/28	80,000	68,707
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	50,000	39,330

Total Wireless Telecommunication Services				178,248

TOTAL COMMUNICATION SERVICES				1,758,528

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.8%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	188,908	(a)

Automobiles - 3.9%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	190,552
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	173,680
General Motors Co., Senior Notes	6.125%	10/1/25	250,000	254,427
General Motors Co., Senior Notes	5.600%	10/15/32	20,000	18,580
Hyundai Capital America, Senior Notes	0.800%	1/8/24	70,000	66,592	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	200,000	195,954	(a)

Total Automobiles				899,785

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 3.8%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	$200,000	$174,897	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	140,000	132,327
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	300,000	275,692
Marriott International Inc., Senior Notes	3.600%	4/15/24	130,000	127,396
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	187,261

Total Hotels, Restaurants & Leisure				897,573

Household Durables - 0.5%
DR Horton Inc., Senior Notes	2.500%	10/15/24	110,000	104,744
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	10,000	7,212

Total Household Durables				111,956

Internet & Direct Marketing Retail - 0.5%
Amazon.com Inc., Senior Notes	1.200%	6/3/27	140,000	121,238

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	4.000%	5/15/25	50,000	48,813
Nordstrom Inc., Senior Notes	2.300%	4/8/24	20,000	18,704

Total Multiline Retail				67,517

Specialty Retail - 0.4%
Lowe’s Cos. Inc., Senior Notes	1.300%	4/15/28	120,000	99,721

TOTAL CONSUMER DISCRETIONARY				2,386,698

CONSUMER STAPLES - 2.8%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes (3 mo. USD LIBOR + 0.740%)	4.659%	1/12/24	100,000	100,097	(b)
PepsiCo Inc., Senior Notes	3.900%	7/18/32	20,000	18,858

Total Beverages				118,955

Food & Staples Retailing - 0.0%††
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	10,000	8,758

Food Products - 0.1%
Hershey Co., Senior Notes	1.700%	6/1/30	10,000	8,007
Mondelez International Inc., Senior Notes	1.500%	2/4/31	20,000	15,378

Total Food Products				23,385

Household Products - 0.1%
Clorox Co., Senior Notes	1.800%	5/15/30	10,000	7,962
Kimberly-Clark Corp., Senior Notes	1.050%	9/15/27	10,000	8,527

Total Household Products				16,489

Tobacco - 2.1%
Altria Group Inc., Senior Notes	2.625%	9/16/26	100,000	91,691
Altria Group Inc., Senior Notes	4.800%	2/14/29	80,000	76,762
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	140,000	124,048
Cargill Inc., Senior Notes	0.750%	2/2/26	150,000	132,788	(a)
Philip Morris International Inc.	5.125%	11/17/27	60,000	60,438

Total Tobacco				485,727

TOTAL CONSUMER STAPLES				653,314

See Notes to Schedules of Investments.

2	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	$20,000	$15,578
Continental Resources Inc., Senior Notes	4.500%	4/15/23	140,000	139,661
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	38,897
Continental Resources Inc., Senior Notes	2.268%	11/15/26	100,000	86,646	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	110,000	102,709
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	80,000	75,579
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	40,000	33,085
Devon Energy Corp., Senior Notes	5.850%	12/15/25	60,000	61,083
Devon Energy Corp., Senior Notes	5.250%	10/15/27	86,000	85,100
Devon Energy Corp., Senior Notes	5.875%	6/15/28	12,000	12,136
Devon Energy Corp., Senior Notes	4.500%	1/15/30	200,000	186,199
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,675
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	140,000	130,214
Ecopetrol SA, Senior Notes	5.875%	9/18/23	180,000	178,837
Ecopetrol SA, Senior Notes	4.625%	11/2/31	40,000	30,554
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	60,000	63,682
Energy Transfer LP, Senior Notes	4.200%	9/15/23	20,000	19,874
Energy Transfer LP, Senior Notes	4.050%	3/15/25	410,000	397,124
Energy Transfer LP, Senior Notes	2.900%	5/15/25	80,000	75,340
Enterprise Products Operating LLC, Senior Notes	3.950%	2/15/27	30,000	28,773
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	50,971
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	120,000	91,507	(b)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	30,000	29,000
EQT Corp., Senior Notes	5.678%	10/1/25	20,000	19,903
EQT Corp., Senior Notes	3.125%	5/15/26	110,000	101,094	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	10,000	9,232
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	37,304
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	70,000	53,435	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	10,000	10,792
MEG Energy Corp., Senior Notes	7.125%	2/1/27	70,000	71,392	(a)
MPLX LP, Senior Notes	1.750%	3/1/26	200,000	178,274
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,659
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	6,000	6,114
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,183	(a)
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	100,000	98,353
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	8,546
Targa Resources Corp., Senior Notes	5.200%	7/1/27	40,000	39,205
Targa Resources Corp., Senior Notes	4.200%	2/1/33	50,000	43,018
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	50,000	53,407
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	40,000	33,504	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	30,000	26,034
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	80,000	75,698
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	40,000	37,862

TOTAL ENERGY				2,887,233

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 28.3%
Banks - 15.8%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$200,000	$185,503	(b)
Bank of America Corp., Senior Notes (1.530% to 12/6/24 then SOFR + 0.650%)	1.530%	12/6/25	20,000	18,446	(b)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	370,000	324,163	(b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	30,000	23,103	(b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	100,000	78,320	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	130,000	105,877	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	200,000	161,124	(b)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	200,000	197,500	(a)(b)(c)
BNP Paribas SA, Senior Notes (1.675% to 6/30/26 then SOFR + 0.912%)	1.675%	6/30/27	200,000	174,051	(a)(b)
BPCE SA, Subordinated Notes	5.700%	10/22/23	200,000	198,493	(a)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	20,000	18,729	(b)
Citigroup Inc., Senior Notes (1.281% to 11/3/24 then SOFR + 0.528%)	1.281%	11/3/25	80,000	73,715	(b)
Citigroup Inc., Senior Notes (1.462% to 6/9/26 then SOFR + 0.770%)	1.462%	6/9/27	320,000	277,570	(b)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	130,000	104,912	(b)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	200,000	182,599	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	187,177	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	200,000	185,176	(b)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	10,000	10,245
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	173,332	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	210,000	209,896	(a)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	270,000	237,239	(b)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	170,000	134,373	(b)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	50,000	40,695	(b)
JPMorgan Chase & Co., Senior Notes (5.546% to 12/15/24 then SOFR + 1.070%)	5.546%	12/15/25	80,000	80,001	(b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	120,000	98,875	(b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	170,000	157,117
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	70,000	58,968	(b)

Total Banks				3,697,199

Capital Markets - 8.8%
Bank of New York Mellon Corp., Senior Notes (5.834% to 10/25/32 then SOFR + 2.074%)	5.834%	10/25/33	10,000	10,366	(b)
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	190,000	168,825
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	200,000	174,213	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	3.800%	6/9/23	250,000	243,437
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	239,146	(a)(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	40,000	36,169	(b)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	220,000	193,936	(b)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	100,000	87,439	(b)
Goldman Sachs Group Inc., Senior Notes (3.102% to 2/24/32 then SOFR + 1.410%)	3.102%	2/24/33	180,000	146,157	(b)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	30,000	28,696

See Notes to Schedules of Investments.

4	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Mercedes-Benz Finance North America LLC, Senior Notes	1.450%	3/2/26	$150,000	$134,173	(a)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	40,000	35,049	(b)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	17,356	(b)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	200,000	175,447	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	120,804	(b)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	100,000	78,256	(b)
UBS AG, Senior Notes	1.250%	6/1/26	200,000	174,747	(a)

Total Capital Markets				2,064,216

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	131,166
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	200,000	156,352
Element Fleet Management Corp., Senior Notes	1.600%	4/6/24	10,000	9,473	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,307	1,961	(a)(d)

Total Diversified Financial Services				298,952

Insurance - 1.9%
American International Group Inc., Senior Notes	2.500%	6/30/25	80,000	75,312
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	150,000	116,546	(a)
GA Global Funding Trust, Secured Notes	1.000%	4/8/24	20,000	18,734	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	40,000	40,178	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	54,328	(a)
Prudential Financial Inc., Senior Notes	1.500%	3/10/26	10,000	9,004
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	100,000	94,546	(a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	50,000	45,070	(a)

Total Insurance				453,718

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	80,000	80,641	(a)

Thrifts & Mortgage Finance - 0.1%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	20,000	17,143	(a)

TOTAL FINANCIALS				6,611,869

HEALTH CARE - 4.7%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.600%	11/21/24	30,000	28,700
AbbVie Inc., Senior Notes	2.950%	11/21/26	150,000	139,498

Total Biotechnology				168,198

Health Care Equipment & Supplies - 0.1%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	32,000	31,270

Health Care Providers & Services - 3.5%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	10,000	8,938
Centene Corp., Senior Notes	4.625%	12/15/29	30,000	27,415
Centene Corp., Senior Notes	3.375%	2/15/30	80,000	67,630
Cigna Corp., Senior Notes	4.125%	11/15/25	40,000	39,081
Cigna Corp., Senior Notes	2.400%	3/15/30	130,000	108,904
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	10,000	8,248
CSL Finance PLC, Senior Notes	3.850%	4/27/27	20,000	19,133	(a)
CSL Finance PLC, Senior Notes	4.050%	4/27/29	30,000	28,276	(a)
CVS Health Corp., Senior Notes	2.625%	8/15/24	20,000	19,212

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	2.875%	6/1/26	$40,000	$37,339
CVS Health Corp., Senior Notes	1.300%	8/21/27	90,000	76,197
Elevance Health Inc., Senior Notes	4.100%	5/15/32	20,000	18,603
Elevance Health Inc., Senior Notes	5.500%	10/15/32	60,000	61,424
UnitedHealth Group Inc., Senior Notes	1.150%	5/15/26	70,000	62,515
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	80,000	77,385
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	150,000	154,753

Total Health Care Providers & Services				815,053

Pharmaceuticals - 0.4%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	40,000	35,612
Merck & Co. Inc., Senior Notes	1.900%	12/10/28	60,000	51,514

Total Pharmaceuticals				87,126

TOTAL HEALTH CARE				1,101,647

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	4.875%	5/1/25	50,000	49,617
Boeing Co., Senior Notes	2.196%	2/4/26	280,000	254,398
Howmet Aerospace Inc., Senior Notes	6.875%	5/1/25	50,000	51,308

Total Aerospace & Defense				355,323

Airlines - 2.8%
Air Canada Pass-Through Trust	5.000%	12/15/23	39,333	38,503	(a)
American Airlines Inc. Pass-Through Trust	4.950%	2/15/25	30,930	29,084
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	60,000	57,699	(a)
Continental Airlines Pass-Through Trust	4.000%	10/29/24	33,121	31,602
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	140,000	143,071	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	210,000	204,872	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	40,000	37,599	(a)
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	50,000	48,486
United Airlines Pass-Through Trust	4.875%	1/15/26	60,960	57,996
US Airways Pass-Through Trust	3.950%	11/15/25	8,877	8,063

Total Airlines				656,975

Commercial Services & Supplies - 0.3%
Waste Connections Inc., Senior Notes	4.200%	1/15/33	80,000	74,299

Industrial Conglomerates - 0.4%
Honeywell International Inc., Senior Notes	1.950%	6/1/30	50,000	41,259
Honeywell International Inc., Senior Notes	5.000%	2/15/33	50,000	50,927

Total Industrial Conglomerates				92,186

Professional Services - 0.1%
Equifax Inc., Senior Notes	2.350%	9/15/31	30,000	23,279

Road & Rail - 0.4%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	100,000	89,114

Trading Companies & Distributors - 3.2%
Air Lease Corp., Senior Notes	3.000%	9/15/23	130,000	127,795
Air Lease Corp., Senior Notes	0.700%	2/15/24	220,000	207,811

See Notes to Schedules of Investments.

6	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - (continued)
Air Lease Corp., Senior Notes	5.850%	12/15/27	$60,000	$59,932
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	370,000	345,164	(a)

Total Trading Companies & Distributors				740,702

TOTAL INDUSTRIALS				2,031,878

INFORMATION TECHNOLOGY - 4.6%
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	100,000	92,874
Vontier Corp., Senior Notes	1.800%	4/1/26	60,000	50,703

Total Electronic Equipment, Instruments & Components				143,577

IT Services - 0.7%
Mastercard Inc., Senior Notes	3.300%	3/26/27	120,000	114,285
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	60,000	49,290
S&P Global Inc., Senior Notes	1.250%	8/15/30	10,000	7,691

Total IT Services				171,266

Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Inc., Senior Notes	3.150%	11/15/25	10,000	9,472
KLA Corp., Senior Notes	4.650%	7/15/32	20,000	19,590
Lam Research corp., Senior Notes	1.900%	6/15/30	60,000	48,888
QUALCOMM Inc., Senior Notes	4.250%	5/20/32	20,000	19,241
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	50,000	49,932
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	30,000	27,797

Total Semiconductors & Semiconductor Equipment				174,920

Software - 2.0%
Adobe Inc., Senior Notes	2.300%	2/1/30	60,000	51,160
Fortinet Inc., Senior Notes	1.000%	3/15/26	120,000	105,033
Oracle Corp., Senior Notes	6.150%	11/9/29	150,000	155,695
Salesforce Inc., Senior Notes	1.500%	7/15/28	130,000	110,869
Workday Inc., Senior Notes	3.800%	4/1/32	50,000	44,137

Total Software				466,894

Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	1.400%	8/5/28	140,000	118,594

TOTAL INFORMATION TECHNOLOGY				1,075,251

MATERIALS - 2.5%
Containers & Packaging - 0.0%††
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	10,000	8,723	(a)

Metals & Mining - 2.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	200,000	193,512	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	30,000	30,141
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	130,000	121,338
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	160,000	144,815	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	70,000	65,525
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	10,000	7,467

Total Metals & Mining				562,798

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	7

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	$30,000	$23,388

TOTAL MATERIALS				594,909

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	10,000	7,657
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	20,000	16,900
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	20,000	17,915
Kimco Realty Corp., Senior Notes	2.250%	12/1/31	40,000	30,709
Simon Property Group LP, Senior Notes	3.500%	9/1/25	20,000	19,155
VICI Properties LP, Senior Notes	4.750%	2/15/28	90,000	85,380
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	189,023	(a)
Welltower Inc., Senior Notes	3.850%	6/15/32	20,000	16,971

TOTAL REAL ESTATE				383,710

UTILITIES - 2.5%
Electric Utilities - 2.5%
DTE Electric Co., First Mortgage Bonds	2.625%	3/1/31	30,000	25,505
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	10,000	8,161
Edison International, Senior Notes	4.950%	4/15/25	160,000	157,344
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	205,366	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	140,000	115,998	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	20,000	19,808	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	30,000	25,621
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	10,000	8,645
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	6,988	(a)

TOTAL UTILITIES				573,436

TOTAL CORPORATE BONDS & NOTES (Cost - $21,682,217)				20,058,473

ASSET-BACKED SECURITIES - 3.6%
ABPCI Direct Lending Fund LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	5.758%	11/18/31	270,000	262,170	(a)(b)
AGL CLO Ltd., 2020-6A AR (3 mo. USD LIBOR + 1.200%)	5.443%	7/20/34	100,000	97,530	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	5.779%	1/17/30	250,000	244,190	(a)(b)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	32,616	29,315	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-42A A (3 mo. USD LIBOR + 1.100%)	5.179%	7/16/35	210,000	203,243	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $861,008)				836,448

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Obligations - 1.6%
U.S. Treasury Bonds	3.250%	5/15/42	80,000	70,137
U.S. Treasury Bonds	3.375%	8/15/42	20,000	17,875
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,791
U.S. Treasury Bonds	2.250%	2/15/52	10,000	6,954
U.S. Treasury Bonds	2.875%	5/15/52	20,000	16,025
U.S. Treasury Notes	3.875%	11/30/27	140,000	139,234
U.S. Treasury Notes	4.125%	11/15/32	110,000	112,252

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $391,277)				372,268

See Notes to Schedules of Investments.

8	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	$4,718	$1,252
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	135,800	36,624

Total Sovereign Bonds (Cost - $85,384)				37,876

MUNICIPAL BONDS - 0.1%
California - 0.1%
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q (Cost - $30,000)	4.132%	5/15/32	30,000	27,947

SENIOR LOANS - 0.0%††
INDUSTRIALS - 0.0%††
Airlines - 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%) (Cost - $9,927)	7.993%	10/20/27	10,000	10,180	(b)(e)(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $23,059,813)				21,343,192

			SHARES
SHORT-TERM INVESTMENTS - 7.2%
BNY Mellon Cash Reserve Fund (Cost - $1,699,435)	2.000%		1,699,435	1,699,435	(g)

TOTAL INVESTMENTS - 98.5% (Cost - $24,759,248)				23,042,627
Other Assets in Excess of Liabilities - 1.5%				340,018

TOTAL NET ASSETS - 100.0%				$23,382,645

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	9

WESTERN ASSET SHORT DURATION INCOME ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2022

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	20	3/23	$4,110,949	$4,101,563	$(9,386)
U.S. Treasury 5-Year Notes	127	3/23	13,730,172	13,707,070	(23,102)

					(32,488)

Contracts to Sell:
U.S. Treasury 10-Year Notes	78	3/23	8,802,507	8,759,156	43,351
U.S. Treasury Long-Term Bonds	8	3/23	1,016,808	1,002,750	14,058
U.S. Treasury Ultra 10-Year Notes	1	3/23	118,467	118,281	186
U.S. Treasury Ultra Long-Term Bonds	1	3/23	138,373	134,313	4,060
					61,655

Net unrealized appreciation on open futures contracts					$29,167

At December 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.HY.38 Index	$366,300	6/20/27	5.000% quarterly	$(7,570)	$2,058	$(9,628)
MARKIT CDX.NA.IG.38 Index	1,010,000	6/20/27	1.000% quarterly	(10,596)	(6,243)	(4,353)
MARKIT CDX.NA.IG.39 Index	480,000	12/20/27	1.000% quarterly	(3,826)	217	(4,043)

Total	$1,856,300			$(21,992)	$(3,968)	$(18,024)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

10	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.4%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	$15,370
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,055
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,575
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	15,282
AT&T Inc., Senior Notes	3.500%	9/15/53	30,000	20,248
AT&T Inc., Senior Notes	3.550%	9/15/55	37,000	24,688
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	13,387
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	35,274
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	46,550
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	60,000	49,341
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	94,000	74,514
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	74,855
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	29,624
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	10,000	7,519

Total Diversified Telecommunication Services				435,282

Entertainment - 0.4%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	20,000	18,011	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	8,651	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	50,000	41,188	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	7,651	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	70,000	50,888	(a)

Total Entertainment				126,389

Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	8,262	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	218,000	174,861	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	40,000	39,204
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	30,000	28,225
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	70,000	54,496
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	40,000	33,302
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	25,630
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	10,000	7,259
Comcast Corp., Senior Notes	4.250%	10/15/30	30,000	28,700
Comcast Corp., Senior Notes	3.750%	4/1/40	20,000	16,494
Comcast Corp., Senior Notes	4.000%	8/15/47	10,000	7,986
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	15,978
Comcast Corp., Senior Notes	3.450%	2/1/50	10,000	7,252
Comcast Corp., Senior Notes	2.800%	1/15/51	40,000	25,244

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	120,000	$111,508
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,521

Total Media				593,922

Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	9,096
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	10,000	9,419
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	30,000	27,175
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	40,000	32,677

Total Wireless Telecommunication Services				78,367

TOTAL COMMUNICATION SERVICES				1,233,960

CONSUMER DISCRETIONARY - 4.9%
Automobiles - 1.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	70,000	52,496
Ford Motor Co., Senior Notes	6.100%	8/19/32	20,000	18,467
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	164,168
General Motors Co., Senior Notes	6.125%	10/1/25	30,000	30,531
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	8,715
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	20,000	15,671
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	217,619	(a)

Total Automobiles				507,667

Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000	37,808
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	80,000	73,518
McDonald’s Corp., Senior Notes	4.450%	9/1/48	50,000	43,483
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	130,000	102,111	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	200,000	191,206
Sands China Ltd., Senior Notes	2.800%	3/8/27	200,000	171,286
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	20,000	17,202	(a)

Total Hotels, Restaurants & Leisure				636,614

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	20,000	19,733
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	8,124

Total Household Durables				27,857

Internet & Direct Marketing Retail - 1.1%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	40,000	35,437
Amazon.com Inc., Senior Notes	4.050%	8/22/47	50,000	42,872
Amazon.com Inc., Senior Notes	3.100%	5/12/51	30,000	21,366
Prosus NV, Senior Notes	3.832%	2/8/51	400,000	241,667	(a)

Total Internet & Direct Marketing Retail				341,342

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	3.350%	4/15/50	20,000	14,681

TOTAL CONSUMER DISCRETIONARY				1,528,161

See Notes to Schedules of Investments.

12	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 1.1%
Beverages - 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	20,000	$19,248
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	9,871
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	8,000	6,952
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	20,000	17,081
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	10,000	9,886
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	30,000	29,213

Total Beverages				92,251

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	30,000	24,378
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	26,041
Mars Inc., Senior Notes	3.200%	4/1/30	30,000	26,796	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	8,932	(b)

Total Food Products				86,147

Tobacco - 0.6%
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	8,814
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	20,059
Altria Group Inc., Senior Notes	5.950%	2/14/49	80,000	71,138
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	3,740
BAT Capital Corp., Senior Notes	3.557%	8/15/27	30,000	27,407
BAT Capital Corp., Senior Notes	3.734%	9/25/40	30,000	20,371
BAT Capital Corp., Senior Notes	4.540%	8/15/47	40,000	28,263

Total Tobacco				179,792

TOTAL CONSUMER STAPLES				358,190

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	30,000	27,532
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	25,306	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	60,000	48,307	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	27,116
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	10,000	7,947
Continental Resources Inc., Senior Notes	4.500%	4/15/23	20,000	19,952
Continental Resources Inc., Senior Notes	2.268%	11/15/26	20,000	17,329	(a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	18,617	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	22,241
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	70,000	65,361
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	70,000	66,132
Devon Energy Corp., Senior Notes	5.000%	6/15/45	70,000	60,439
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	17,546
Ecopetrol SA, Senior Notes	5.875%	5/28/45	70,000	48,724
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	10,000	8,500	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	20,000	17,200	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,000	8,650	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	30,000	25,050	(c)(d)

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	50,000	$47,087
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	9,670
Energy Transfer LP, Senior Notes	5.250%	4/15/29	10,000	9,670
Energy Transfer LP, Senior Notes	3.750%	5/15/30	20,000	17,634
Energy Transfer LP, Senior Notes	6.250%	4/15/49	40,000	37,195
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	30,000	28,407
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	30,000	25,486
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	60,000	43,254
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	10,000	7,626	(d)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	20,000	17,841
EOG Resources Inc., Senior Notes	4.950%	4/15/50	10,000	9,514
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	70,000	67,550	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	45,000	41,542
EQT Corp., Senior Notes	5.000%	1/15/29	20,000	18,775
EQT Corp., Senior Notes	3.625%	5/15/31	40,000	33,897	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	10,000	9,579
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	16,962
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	40,000	34,514
MPLX LP, Senior Notes	4.875%	6/1/25	20,000	19,693
MPLX LP, Senior Notes	4.800%	2/15/29	30,000	28,708
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	16,847
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	8,789
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	30,870
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,184	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	70,000	67,988
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	20,000	15,808
Shell International Finance BV, Senior Notes	4.375%	5/11/45	20,000	17,476
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	10,000	9,120
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	10,000	8,546
Targa Resources Corp., Senior Notes	5.200%	7/1/27	10,000	9,801
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,540
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,159
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	40,000	36,118
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	10,000	8,376	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	40,000	42,691
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	10,000	9,462
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,175
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	20,000	17,458
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	60,000	49,798
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	5.041%	1/13/23	10,000	9,985	(d)

See Notes to Schedules of Investments.

14	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	70,000	$77,188
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	47,103

TOTAL ENERGY				1,588,035

FINANCIALS - 12.5%
Banks - 8.9%
Bank of America Corp., Senior Notes	5.000%	1/21/44	50,000	45,969
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	50,000	39,160	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	200,000	160,077	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	40,000	32,225	(d)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	40,000	38,253	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	70,000	68,917
Bank of Montreal, Senior Notes	1.850%	5/1/25	30,000	28,023
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	40,000	34,134	(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	190,063	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	20,000	19,627
Citigroup Inc., Senior Notes	8.125%	7/15/39	80,000	98,318
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	49,292	(d)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	70,000	54,437	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	20,000	17,106	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	60,000	54,113	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	10,000	9,183	(d)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	30,000	29,033	(d)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	20,000	18,729	(d)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	60,000	60,367
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	224,782	(a)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	250,000	242,237	(a)(d)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	181,999	(d)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	199,901	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	30,000	27,849	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	20,000	15,809	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	40,000	32,042	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	40,000	33,545	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	10,000	9,851	(d)

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	$56,361	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	26,803
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	189,819
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	20,000	18,307
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	20,000	19,640
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	20,000	18,245
US Bancorp, Senior Notes	1.450%	5/12/25	40,000	37,088
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	50,000	46,211
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	46,996
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	20,000	19,677	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	30,000	27,920	(d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	30,000	25,272	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	50,000	46,425	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	170,000	149,749	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	50,000	41,872

Total Banks				2,785,426

Capital Markets - 2.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	10,000	9,292
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	213,523	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	70,000	68,497
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	40,000	38,466
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	110,000	86,853	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	18,629	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	10,000	9,316	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	40,000	35,929
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	40,000	37,170	(d)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	50,000	39,128	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	30,000	27,921	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	30,000	21,754	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	196,765	(a)(c)(d)

Total Capital Markets				803,243

Consumer Finance - 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	30,000	28,567

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	174,889
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	70,000	69,087	(a)

Total Diversified Financial Services				243,976

See Notes to Schedules of Investments.

16	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.1%
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	30,000	$26,706
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	18,115	(a)

Total Insurance				44,821

TOTAL FINANCIALS				3,906,033

HEALTH CARE - 2.1%
BIOTECHNOLOGY - 0.5%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	9,900
AbbVie Inc., Senior Notes	3.200%	11/21/29	70,000	63,103
AbbVie Inc., Senior Notes	4.750%	3/15/45	60,000	53,883
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,108
AbbVie Inc., Senior Notes	4.250%	11/21/49	20,000	16,598

Total Biotechnology				152,592

Health Care Providers & Services - 0.9%
Cigna Corp., Senior Notes	3.750%	7/15/23	4,000	3,974
Cigna Corp., Senior Notes	4.375%	10/15/28	10,000	9,644
Cigna Corp., Senior Notes	4.900%	12/15/48	20,000	18,020
CVS Health Corp., Senior Notes	1.875%	2/28/31	10,000	7,844
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	15,857
CVS Health Corp., Senior Notes	2.700%	8/21/40	40,000	27,635
CVS Health Corp., Senior Notes	5.050%	3/25/48	20,000	17,951
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,687
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	39,773
HCA Inc., Senior Notes	3.500%	9/1/30	50,000	43,124
Humana Inc., Senior Notes	3.125%	8/15/29	30,000	26,296
Humana Inc., Senior Notes	2.150%	2/3/32	10,000	7,803
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	18,985
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000	10,384
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	20,000	13,531
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	20,000	14,311

Total Health Care Providers & Services				283,819

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	17,187
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	240,000	209,880

Total Pharmaceuticals				227,067

TOTAL HEALTH CARE				663,478

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	1.433%	2/4/24	10,000	9,583
Boeing Co., Senior Notes	4.875%	5/1/25	50,000	49,617
Boeing Co., Senior Notes	2.196%	2/4/26	50,000	45,428
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	43,844
Boeing Co., Senior Notes	5.150%	5/1/30	20,000	19,513
Boeing Co., Senior Notes	3.250%	2/1/35	60,000	45,630
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	7,368
Boeing Co., Senior Notes	5.705%	5/1/40	10,000	9,536

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.805%	5/1/50	20,000	$18,543
Boeing Co., Senior Notes	5.930%	5/1/60	30,000	27,328
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	20,000	18,636
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	25,444
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	40,000	36,890
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	30,000	29,541
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	50,000	41,607

Total Aerospace & Defense				428,508

Airlines - 1.3%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	130,000	132,852	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	60,000	56,398	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	10,000	9,050	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	36,002	35,794	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	22,000	22,071	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	30,000	27,808	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	120,000	104,483	(a)

Total Airlines				388,456

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	8,419

Electrical Equipment - 0.0%††
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	10,000	8,500	(a)

Industrial Conglomerates - 0.2%
3M Co., Senior Notes	3.050%	4/15/30	20,000	17,558
3M Co., Senior Notes	3.700%	4/15/50	40,000	30,619

Total Industrial Conglomerates				48,177

Road & Rail - 0.2%
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	20,000	15,078
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	6,723
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	15,895
Union Pacific Corp., Senior Notes	3.839%	3/20/60	20,000	15,450
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	14,579

Total Road & Rail				67,725

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	28,375
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	10,000	8,518	(a)

Total Trading Companies & Distributors				36,893

TOTAL INDUSTRIALS				986,678

INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.1%
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	32,860

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	3.137%	11/15/35	90,000	66,174	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,679
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	6,475

See Notes to Schedules of Investments.

18	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	50,000	$40,490
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	30,000	28,237

Total Semiconductors & Semiconductor Equipment				150,055

Software - 0.4%
Oracle Corp., Senior Notes	1.650%	3/25/26	50,000	44,761
Oracle Corp., Senior Notes	2.875%	3/25/31	50,000	41,456
Workday Inc., Senior Notes	3.700%	4/1/29	20,000	18,349
Workday Inc., Senior Notes	3.800%	4/1/32	20,000	17,655

Total Software				122,221

TOTAL INFORMATION TECHNOLOGY				305,136

MATERIALS - 2.0%
Chemicals - 0.5%
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	200,000	156,250	(a)

Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	188,423	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	10,098
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	10,000	9,688
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	18,628
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	65,000	58,632
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	10,000	9,840	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	30,000	28,312	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	28,003	(a)

Total Metals & Mining				351,624

Paper & Forest Products - 0.4%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	10,000	8,389
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	130,000	101,349

Total Paper & Forest Products				109,738

TOTAL MATERIALS				617,612

UTILITIES - 0.5%
Electric Utilities - 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	180,000	147,719	(a)
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	20,000	18,519

TOTAL UTILITIES				166,238

TOTAL CORPORATE BONDS & NOTES (COST - $13,101,689)				11,353,521

MORTGAGE-BACKED SECURITIES - 24.7%
FHLMC - 2.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-1/1/48	206,139	192,810
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41	36,488	29,522
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	76,095	74,652
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	101,039	100,978
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/51	94,151	76,721
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.878%	11/1/47	60,623	58,398	(d)

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.091%	2/1/50	74,249	$71,230	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.009%	11/1/48	137,079	129,838	(d)

Total FHLMC				734,149

FNMA - 15.8%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,523	8,813
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	19,046	17,254
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	19,927	16,576	(d)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 6/1/49	430,417	400,229
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,303	41,987	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 5/1/51	398,964	362,171
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 7/1/61	340,579	291,373
Federal National Mortgage Association (FNMA)	2.000%	3/1/41	171,373	145,945
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	31,669	33,071
Federal National Mortgage Association (FNMA)	4.500%	2/1/48- 1/1/59	66,048	64,497
Federal National Mortgage Association (FNMA)	4.000%	9/1/48- 1/1/49	402,833	384,054
Federal National Mortgage Association (FNMA)	2.000%	1/1/52- 2/1/52	1,200,000	976,238	(e)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52- 2/1/52	1,400,000	1,185,195	(e)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52- 2/1/52	400,000	351,010	(e)
Federal National Mortgage Association (FNMA)	3.500%	1/1/52	200,000	181,661	(e)
Federal National Mortgage Association (FNMA)	4.000%	1/1/52	200,000	187,532	(e)
Federal National Mortgage Association (FNMA)	4.500%	2/1/52	200,000	192,443	(e)
Federal National Mortgage Association (FNMA)	5.000%	2/1/52	100,000	98,491	(e)

Total FNMA				4,938,540

GNMA - 6.5%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	46,776	42,819
Government National Mortgage Association (GNMA) II	3.500%	2/20/46- 1/20/50	329,240	305,690
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 4/20/50	177,158	173,589
Government National Mortgage Association (GNMA) II	5.000%	11/20/48	25,837	25,831
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 2/20/50	488,009	434,637
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	36,184	35,257
Government National Mortgage Association (GNMA) II	2.500%	3/20/51- 12/20/51	165,169	143,496
Government National Mortgage Association (GNMA) II	2.500%	1/1/52	300,000	259,907	(e)
Government National Mortgage Association (GNMA) II	4.000%	2/1/52	200,000	189,282	(e)
Government National Mortgage Association (GNMA) II	5.000%	2/1/52	100,000	99,042	(e)

See Notes to Schedules of Investments.

20	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.500%	2/1/52	200,000	$200,931	(e)
Government National Mortgage Association (GNMA) II	6.000%	2/1/52	100,000	101,370	(e)

Total GNMA				2,011,851

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,988,614)				7,684,540

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 12.2%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	4.949%	2/25/37	135,044	109,034	(d)
BWAY Mortgage Trust, 2015-1740 E	4.450%	1/10/35	500,000	399,698	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	7.218%	4/15/34	300,000	279,713	(a)(d)
CSMC Trust, 2021-NQM6 A3	1.585%	7/25/66	197,511	150,013	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	240,000	181,529	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	69,586	10,338
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	82,338	12,639
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	86,887	11,776
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	91,694	12,359
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	5.928%	4/25/42	91,942	91,482	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	8.789%	1/25/24	40,426	41,498	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	6.989%	5/25/24	86,509	87,570	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	9.389%	7/25/25	17,333	17,592	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	7.939%	7/25/30	230,000	234,021	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	8.139%	10/25/30	320,000	323,186	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	6.489%	10/25/39	27,782	27,712	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	6.894%	6/25/42	97,230	98,088	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.103%	4/25/28	82,968	77,439	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	78,631	13,178
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	234,608	34,660
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	173,384	29,033
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.068%	10/16/48	5,365,886	9,158	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	49,383	46,887	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	265,169	230,571
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	59,569	47,446
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	80,983	11,135
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	167,265	22,700
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	396,508	43,676
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	4.242%	8/20/70	168,579	166,703	(d)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	98,328	4,993	(d)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	83,929
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 4.250%)	8.568%	9/15/31	364,019	148,333	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	4.909%	11/25/35	129,748	109,034	(d)

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Collateralized Mortgage Obligations(f) - (continued)
IndyMac INDX Mortgage Loan Trust, 2005-AR10 A1 (1 mo. USD LIBOR + 0.520%)	4.909%	6/25/35	170,552		$132,029	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 2.100%)	6.418%	9/15/29	400,000		365,201	(a)(d)
LAQ Mortgage Trust, 2022-LAQ A (1 mo. Term SOFR + 1.724%)	6.050%	3/15/39	30,548		29,879	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	4.969%	7/25/45	46,758		42,572	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000		60,316	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,504,231)					3,797,120

SOVEREIGN BONDS - 10.7%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,179
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	145,500		39,240

Total Argentina					40,419

Brazil - 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,684,000	BRL	293,080
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	350,000		259,228

Total Brazil					552,308

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		224,501

Indonesia - 2.5%
Indonesia Treasury Bond	6.500%	2/15/31	11,316,000,000	IDR	705,455
Indonesia Treasury Bond	6.375%	4/15/32	959,000,000	IDR	59,245
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	21,834

Total Indonesia					786,534

Kenya - 0.5%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		153,600	(a)

Mexico - 3.7%
Mexican Bonos, Senior Notes	7.750%	11/13/42	21,700,000	MXN	971,627
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	210,000		169,381

Total Mexico					1,141,008

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	90,000		74,451

Russia - 0.4%
Russian Federal Bond - OFZ	6.000%	10/6/27	1,190,000	RUB	4,401	*(g)
Russian Federal Bond - OFZ	7.650%	4/10/30	34,430,000	RUB	127,344	*(g)
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	888	*(g)

Total Russia					132,633

South Africa - 0.8%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	6,310,000	ZAR	243,759

TOTAL SOVEREIGN BONDS (Cost - $4,425,507)					3,349,213

ASSET-BACKED SECURITIES - 7.0%
Allegany Park CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 2.050%)	6.013%	1/20/35	250,000		226,605	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	5.539%	11/25/69	137,410		133,085	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	9.943%	1/20/30	250,000		217,412	(a)(d)

See Notes to Schedules of Investments.

22	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	11.943%	1/20/33	300,000	$273,926	(a)(d)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	130,000	113,360	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	236,651	173,057	(a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.956%	9/17/37	100,000	99,501	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	5.244%	7/25/34	61,936	56,854	(d)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	5.304%	9/25/34	151,955	142,196	(d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	147,750	136,981	(a)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	4.989%	6/25/41	42,899	41,794	(a)(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	113,330	103,735	(a)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	58,809	55,278	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	5.068%	11/15/35	123,549	120,108	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	5.318%	6/15/37	58,710	57,308	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	5.109%	7/25/35	214,309	202,514	(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	21,292	19,633

TOTAL ASSET-BACKED SECURITIES (Cost - $2,381,961)				2,173,347

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.4%
U.S. Government Obligations - 5.4%
U.S. Treasury Bonds	4.000%	11/15/42	70,000	68,534
U.S. Treasury Bonds	3.625%	8/15/43	30,000	27,579
U.S. Treasury Bonds	2.875%	5/15/52	20,000	16,025
U.S. Treasury Bonds	3.000%	8/15/52	340,000	280,128
U.S. Treasury Notes	4.125%	10/31/27	380,000	381,395
U.S. Treasury Notes	3.875%	11/30/27	920,000	914,969

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,737,103)				1,688,630

SENIOR LOANS - 3.3%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.140%	2/1/27	38,797	37,834	(d)(h)(i)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	6.884%	9/18/26	50,325	49,859	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	6.818%	1/31/28	50,000	49,089	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	7.568%	1/31/29	20,000	19,785	(d)(h)(i)

TOTAL COMMUNICATION SERVICES				156,567

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	7.884%	7/21/25	50,313	50,141	(d)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.173%	6/22/26	30,000	29,881	(d)(h)(i)

Total Hotels, Restaurants & Leisure				80,022

Specialty Retail - 0.2%
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	7.134%	10/19/27	55,787	53,036	(d)(h)(i)

TOTAL CONSUMER DISCRETIONARY				133,058

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Energizer Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	6.625%	12/22/27	17,776	$17,399	(d)(h)(i)

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	6.423%	8/4/28	48,531	47,912	(d)(h)(i)

FINANCIALS - 0.9%
Diversified Financial Services - 0.7%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	7.519%	10/22/26	68,878	68,176	(d)(h)(i)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	6.938%	2/2/28	56,724	55,547	(d)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	8.073%	4/9/27	57,505	53,606	(d)(h)(i)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	7.110%	4/29/26	50,121	49,397	(d)(h)(i)

Total Diversified Financial Services				226,726

Insurance - 0.0%††
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.680%	8/21/28	10,368	9,230	(d)(h)(i)

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	7.134%	5/15/26	55,988	53,469	(d)(h)(i)(j)

TOTAL FINANCIALS				289,425

HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	8.422%	10/2/25	88,200	61,465	(d)(h)(i)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	7.165%	12/11/26	50,000	46,000	(d)(h)(i)

TOTAL HEALTH CARE				107,465

INDUSTRIALS - 0.6%
Airlines - 0.3%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.130%	8/11/28	39,800	39,253	(d)(h)(i)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.993%	10/20/27	50,000	50,900	(d)(h)(i)

Total Airlines				90,153

Commercial Services & Supplies - 0.3%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	6.438%	7/30/29	44,222	43,788	(d)(h)(i)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	7.423%	5/14/26	51,587	50,812	(d)(h)(i)

Total Commercial Services & Supplies				94,600

TOTAL INDUSTRIALS				184,753

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
II-VI Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	7.134%	7/2/29	48,982	48,358	(d)(h)(i)

Software - 0.1%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	8.134%	10/8/28	39,699	37,243	(d)(h)(i)

TOTAL INFORMATION TECHNOLOGY				85,601

TOTAL SENIOR LOANS (Cost - $1,066,690)				1,022,180

See Notes to Schedules of Investments.

24	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	December 31, 2022

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month SOFR Futures, Call @ $95.25		6/16/23	40	100,000	$15,000
3-Month SOFR Futures, Call @ $95.50		6/16/23	22	55,000	4,813
SOFR 1-Year Mid-Curve Futures, Put @ $95.63		1/13/23	12	30,000	1,575
SOFR 1-Year Mid-Curve Futures, Put @ $95.88		1/13/23	12	30,000	4,350
U.S. Treasury 10-Year Notes Futures, Call @ $114.00		1/27/23	32	32,000	10,000
U.S. Treasury 10-Year Notes Futures, Put @ $109.00		1/27/23	2	2,000	219

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $58,433)					35,957

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.HY.39 Index, Call @ 101.00bps (Cost - $2,730)	JPMorgan Chase & Co.	1/18/23	300,000	300,000	1,580

TOTAL PURCHASED OPTIONS (Cost - $61,163)					37,537

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $35,266,958)					31,106,088

		RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 8.3%
U.S. TREASURY BILLS - 5.9%
U.S. Treasury Bills		0.000%	1/3/23	120,000	120,000	(k)
U.S. Treasury Bills		3.682%	1/31/23	120,000	119,632	(k)
U.S. Treasury Bills		4.063%	2/21/23	400,000	397,737	(k)
U.S. Treasury Bills		4.230%	3/21/23	400,000	396,384	(k)
U.S. Treasury Bills		4.226%	3/28/23	280,000	277,251	(k)
U.S. Treasury Bills		4.623%	5/25/23	540,000	530,391	(k)

TOTAL U.S. TREASURY BILLS (Cost - $1,840,699)					1,841,395

COMMERCIAL PAPER - 0.3%
Federal Home Loan Bank (FHLB) (Cost - $99,888)		3.688%	1/12/23	100,000	99,881	(k)

				SHARES
OVERNIGHT DEPOSITS - 2.1%
BNY Mellon Cash Reserve Fund (Cost - $631,706)		2.000%		631,706	631,706	(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,572,293)					2,572,982

TOTAL INVESTMENTS - 108.1% (Cost - $37,839,251)					33,679,070
Liabilities in Excess of Other Assets - (8.1)%					(2,515,322)

TOTAL NET ASSETS - 100.0%					$31,163,748

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2022, the Fund held TBA securities with a total cost of $3,907,979.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	The coupon payment on this security is currently in default as of December 31, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Rate shown represents yield-to-maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At December 31, 2022, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
3-Month SOFR Futures, Call	12/15/23	$96.50	52	$130,000	$(25,350)
3-Month SOFR Futures, Call	12/15/23	96.63	43	107,500	(18,544)
3-Month SOFR Futures, Call	9/15/23	98.25	71	177,500	(3,106)
3-Month SOFR Futures, Call	9/15/23	98.75	215	537,500	(6,719)
3-Month SOFR Futures, Call	6/16/23	96.00	22	55,000	(2,200)
SOFR 1-Year Mid-Curve Futures, Call	6/16/23	96.87	40	100,000	(18,750)
U.S. Treasury 5-Year Notes Futures, Call	1/27/23	109.50	36	36,000	(4,781)
U.S. Treasury 10-Year Notes Futures, Call	2/24/23	115.50	32	32,000	(10,000)
U.S. Treasury 10-Year Notes Futures, Call	2/24/23	116.00	10	10,000	(2,500)
U.S. Treasury 10-Year Notes Futures, Put	2/24/23	112.00	10	10,000	(12,032)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received — $276,636)					$(103,982)

See Notes to Schedules of Investments.

26	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2022

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT		VALUE
Credit default swaption to buy protection on Markit CDX.NA.HY.39 Index, Call	JPMorgan Chase & Co.	1/18/23	103.00	bps	450,000	$450,000	‡	$(331)
Credit default swaption to sell protection on Markit CDX.NA.HY.39 Index, Put	JPMorgan Chase & Co.	1/18/23	95.00	bps	300,000	300,000	‡	(274)

Total OTC Written Options (Premiums received - $2,850)								$(605)

Total Written Options (Premiums received - $279,486)								$(104,587)

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
SOFR	— Secured Overnight Financing Rate

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	2	9/23	$482,804	$475,200	$(7,604)
3-Month SOFR	18	12/23	4,332,188	4,283,325	(48,863)
3-Month SOFR	15	3/25	3,618,144	3,624,750	6,606
3-Month SOFR	3	3/26	722,894	726,150	3,256
90-Day Eurodollar	5	3/23	1,188,405	1,186,562	(1,843)
Australian 10-Year Bonds	5	3/23	414,454	392,247	(22,207)
Euro-Bobl	2	3/23	256,095	247,069	(9,026)
Euro-Bund	1	3/23	146,340	141,869	(4,471)
Euro-OAT	2	3/23	287,165	266,361	(20,804)
U.S. Treasury 5-Year Notes	140	3/23	15,186,910	15,110,156	(76,754)
U.S. Treasury Long-Term Bonds	41	3/23	5,200,743	5,139,094	(61,649)
U.S. Treasury Ultra Long-Term Bonds	19	3/23	2,571,290	2,551,938	(19,352)

					(262,711)

Contracts to Sell:
3-Month SOFR	16	3/24	3,829,791	3,818,800	10,991
U.S. Treasury 2-Year Notes	111	3/23	22,743,535	22,763,672	(20,137)
U.S. Treasury 10-Year Notes	58	3/23	6,529,912	6,513,219	16,693
U.S. Treasury Ultra 10-Year Notes	4	3/23	473,994	473,125	869

					8,416

Net unrealized depreciation on open futures contracts					$(254,295)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2022

At December 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	2,156,569	USD	107,204	Bank of America N.A.	1/18/23	$3,057
USD	1,304,129	MXN	26,570,313	Bank of America N.A.	1/18/23	(54,357)
GBP	130,000	USD	146,665	Goldman Sachs Group Inc.	1/18/23	9,795
USD	29,854	GBP	25,941	Goldman Sachs Group Inc.	1/18/23	(1,367)
USD	3,961	JPY	522,000	Goldman Sachs Group Inc.	1/18/23	(6)
USD	58,740	JPY	8,396,590	Goldman Sachs Group Inc.	1/18/23	(5,057)
EUR	319,262	USD	312,592	JPMorgan Chase & Co.	1/18/23	28,587
EUR	776,528	USD	805,971	JPMorgan Chase & Co.	1/18/23	23,867
IDR	500,245,590	USD	31,735	JPMorgan Chase & Co.	1/18/23	392
IDR	749,200,960	USD	47,717	JPMorgan Chase & Co.	1/18/23	399
JPY	86,328,054	USD	602,923	JPMorgan Chase & Co.	1/18/23	52,997
MXN	6,213,250	USD	315,554	JPMorgan Chase & Co.	1/18/23	2,117
NZD	197,521	USD	112,180	JPMorgan Chase & Co.	1/18/23	12,778
USD	140,013	CNH	994,991	JPMorgan Chase & Co.	1/18/23	(4,009)
USD	231,524	IDR	3,538,615,057	JPMorgan Chase & Co.	1/18/23	4,264
USD	391,455	IDR	5,971,650,000	JPMorgan Chase & Co.	1/18/23	7,938
USD	21,529	JPY	3,033,260	JPMorgan Chase & Co.	1/18/23	(1,517)
USD	312,592	NOK	3,345,671	JPMorgan Chase & Co.	1/18/23	(27,301)
AUD	471,711	USD	304,725	Morgan Stanley & Co. Inc.	1/18/23	15,420
CAD	737,797	USD	540,285	Morgan Stanley & Co. Inc.	1/18/23	4,283
COP	508,148,260	USD	111,421	Morgan Stanley & Co. Inc.	1/18/23	(6,986)
EUR	27,500	USD	28,985	Morgan Stanley & Co. Inc.	1/18/23	403
EUR	255,542	USD	256,753	Morgan Stanley & Co. Inc.	1/18/23	16,332
INR	16,088,345	USD	195,052	Morgan Stanley & Co. Inc.	1/18/23	(791)
MXN	1,610,232	USD	80,964	Morgan Stanley & Co. Inc.	1/18/23	1,364
NOK	5,480,555	USD	512,264	Morgan Stanley & Co. Inc.	1/18/23	44,516
USD	21,094	AUD	31,931	Morgan Stanley & Co. Inc.	1/18/23	(578)
USD	33,592	AUD	52,578	Morgan Stanley & Co. Inc.	1/18/23	(2,092)
USD	18,684	CAD	25,188	Morgan Stanley & Co. Inc.	1/18/23	93
USD	27,564	CAD	37,602	Morgan Stanley & Co. Inc.	1/18/23	(191)
USD	50,796	CAD	69,620	Morgan Stanley & Co. Inc.	1/18/23	(590)
USD	74,065	CAD	102,000	Morgan Stanley & Co. Inc.	1/18/23	(1,221)
USD	122,930	CAD	168,760	Morgan Stanley & Co. Inc.	1/18/23	(1,632)
USD	129,472	CNH	930,000	Morgan Stanley & Co. Inc.	1/18/23	(5,142)
USD	68,687	EUR	69,075	Morgan Stanley & Co. Inc.	1/18/23	(5,130)
USD	475,056	EUR	461,635	Morgan Stanley & Co. Inc.	1/18/23	(18,271)
USD	175,572	GBP	145,830	Morgan Stanley & Co. Inc.	1/18/23	61
USD	40,148	JPY	5,913,688	Morgan Stanley & Co. Inc.	1/18/23	(4,784)
USD	279,151	JPY	36,996,750	Morgan Stanley & Co. Inc.	1/18/23	(1,950)

Total						$85,691

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar

See Notes to Schedules of Investments.

28	Western Asset ETFs 2022 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2022

At December 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$16,958,000	7/11/24	Daily SOFR annually	1.323% annually	$(610,665)	$(226,863)
	10,919,000	8/10/25	Daily SOFR annually	2.725% annually	(69,108)	(180,017)
	8,311,000	3/16/27	Daily SOFR annually	3.550% annually	(93,049)	11,398
	2,991,000	4/30/29	3.270% annually	Daily SOFR annually	(3,805)	62,339
	583,000	3/18/32	2.000% annually	Daily SOFR annually	4,351	65,073
	2,370,000	5/15/32	3.220% annually	Daily SOFR annually	(9,264)	73,277
	1,530,000	7/11/32	1.800% annually	Daily SOFR annually	—	215,972
	2,424,000	8/10/33	2.480% annually	Daily SOFR annually	41,542	143,864
	653,000	2/15/48	2.600% annually	Daily SOFR annually	44,369	34,752
	139,000	2/15/48	3.050% annually	Daily SOFR annually	4,241	2,140
	780,000	7/11/52	1.780% annually	Daily SOFR annually	—	208,649

Total	$47,658,000				$(691,388)	$410,584

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	530,000	EUR	12/20/24	0.929%	1.000% quarterly	$763	$6,734	$(5,971)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT DECEMBER 31, 2022[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.489%	1.000% quarterly	$(5,554)	$(5,082)	$(472)

See Notes to Schedules of Investments.

Western Asset ETFs 2022 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedules of investments (unaudited) (cont’d)	December 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
MARKIT CDX.NA.IG.39 Index	$6,140,000	12/20/27	1.000% quarterly	$48,936	$(15,415)	$64,351
MARKIT CDX.NA.IG.39 Index	1,498,000	12/20/32	1.000% quarterly	(20,544)	(24,275)	3,731

Total	$7,638,000			$28,392	$(39,690)	$68,082

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
MARKIT CDX.NA.HY.39 Index	$832,000	12/20/27	5.000% quarterly	$(4,845)	$33,195	$(38,040)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

30	Western Asset ETFs 2022 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

31

Notes to Schedules of Investments (unaudited) (cont’d)

deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

Short Duration Income ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$20,058,473	—	$20,058,473
Asset-Backed Securities	—	836,448	—	836,448
U.S. Government & Agency Obligations	—	372,268	—	372,268
Sovereign Bonds	—	37,876	—	37,876
Municipal Bonds	—	27,947	—	27,947
Senior Loans	—	10,180	—	10,180

Total Long-Term Investments	—	21,343,192	—	21,343,192

Short-Term Investments†	—	1,699,435	—	1,699,435

Total Investments	—	$23,042,627	—	$23,042,627

Other Financial Instruments:
Futures Contracts††	$61,655	—	—	$61,655

Total	$61,655	$23,042,627	—	$23,104,282

32

Notes to Schedules of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$32,488	—	—	$32,488
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	$18,024	—	18,024

Total	$32,488	$18,024	—	$50,512

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Total Return ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$11,353,521	—	$11,353,521
Mortgage-Backed Securities	—	7,684,540	—	7,684,540
Collateralized Mortgage Obligations	—	3,797,120	—	3,797,120
Sovereign Bonds	—	3,349,213	—	3,349,213
Asset-Backed Securities	—	2,173,347	—	2,173,347
U.S. Government & Agency Obligations	—	1,688,630	—	1,688,630
Senior Loans:
Financials	—	235,956	$53,469	289,425
Other Senior Loans	—	732,755	—	732,755
Purchased Options:
Exchange-Traded Purchased Options	$35,957	—	—	35,957
OTC Purchased Options	—	1,580	—	1,580

Total Long-Term Investments	35,957	31,016,662	53,469	31,106,088

Short-Term Investments†:
U.S. Treasury Bills	—	1,841,395	—	1,841,395
Commercial Paper	—	99,881	—	99,881
Overnight Deposits	—	631,706	—	631,706

Total Short-Term Investments	—	2,572,982	—	2,572,982

Total Investments	$35,957	$33,589,644	$53,469	$33,679,070

Other Financial Instruments:
Futures Contracts††	$38,415	—	—	$38,415
Forward Foreign Currency Contracts††	—	$228,663	—	228,663
Centrally Cleared Interest Rate Swaps††	—	817,464	—	817,464
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	763	—	763
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	68,082	—	68,082

Total Other Financial Instruments	$38,415	$1,114,972	—	$1,153,387

Total	$74,372	$34,704,616	$53,469	$34,832,457

33

Notes to Schedules of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$103,982	—	—	$103,982
OTC Written Options	—	$605	—	605
Futures Contracts††	292,710	—	—	292,710
Forward Foreign Currency Contracts††	—	142,972	—	142,972
Centrally Cleared Interest Rate Swaps††	—	406,880	—	406,880
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	5,554	—	5,554
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	38,040	—	38,040

Total	$396,692	$594,051	—	$990,743

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

34